Selected Statement of Operations Data (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses:
General and administrative expenses	$ 1,624	$ 1,676	$ 1,393
General and administrative expense [Member]
General and administrative expenses:
Payroll and related expenses	1,026	1,105	1,039
Depreciation and amortization	15	16	18
Insurance	36	42	50
Office expenses	53	58	69
Professional services	333	326	242
Allowance for doubtful accounts and bad debts	0	0	(245)
Other	$ 161	$ 129	$ 220